BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2019
BASIS OF PRESENTATION [Abstract]
BASIS OF PRESENTATION
NOTE 1 – BASIS OF PRESENTATION

General

The accompanying condensed unaudited consolidated financial statements for the six months ended June 30, 2019 have been prepared by the Company, in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for financial information. These financial statements reflect all adjustments, consisting of normal recurring adjustments and accruals, which are, in the opinion of management, necessary for a fair presentation of the financial position of the Company as of June 30, 2019 and the results of operations for the six months then ended. Accordingly, certain information and footnote disclosures normally included in annual financial statements prepared in accordance with US GAAP have been condensed or omitted. The results of operations presented are not necessarily indicative of the results to be expected for future quarters or for the year ending December 31, 2019.

The following discussion and analysis should be read in conjunction with the financial statements, related notes and other information included in this report and with the Risk Factors included in Part 1 Item 3 in our Annual Report on Form 20-F for the year ended December 31, 2018, filed with the SEC.

This Report contains statements that may constitute “forward-looking statements”. Generally, forward-looking statements include words or phrases such as “anticipates,” “believes,” “estimates,” “expects,” “intends,” “plans,” “projects,” “could,” “may,” “might,” “should,” “will”, the negative of such terms, and words and phrases of similar import. Such statements are based on management’s current expectations and are subject to a number of risks and uncertainties. These risks and uncertainties could cause our actual results to differ materially from those described in the forward-looking statements. Any forward-looking statement represents our expectations or forecasts only as of the date it was made and should not be relied upon as representing its expectations or forecasts as of any subsequent date. Except as required by law, we undertake no obligation to correct or update any forward-looking statement, whether as a result of new information, future events or otherwise, even if our expectations or forecasts change.

Accounting Standards Update 2016-02 and related updates

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). This new standard introduced a number of changes and simplified previous guidance, primarily the recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases. The new standard retained the distinction between finance leases and operating leases and the classification criteria between the two types remains substantially similar. Also, lessor accounting remained largely unchanged from previous guidance. However, key aspects of the new standard were aligned with the revenue recognition guidance in Topic 606.

The Company applied the modified retrospective approach without adjusting comparative periods, as of January 1, 2019.

The Company has performed a comprehensive assessment of the impact of the adoption of new lease accounting guidance including reviewing its existing lease contracts, scoping the relevant contracts that include a lease as well as assessing the impact to business processes and related disclosure requirements.

The new standard provides a number of optional practical expedients in transition. The Company chose to apply the following permitted practical expedients:

Not to reassess its prior conclusions regarding lease identification, lease classification and initial direct costs under the new standard.

Applying the practical expedient pertaining to the use-of hindsight.

Short-term lease recognition exemption for all leases with a term shorter than 12 months. This means, that for those leases, the Company does not recognize ROU assets or lease liabilities.

Applying the practical expedient to not separate lease and non-lease components for all of the Company’s leases as a lessee.

The Company as a lessee

Leases are classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. A lease is a finance lease if it meets any one of the criteria below, otherwise the lease is an operating lease:

The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

The lease term is for the major part of the remaining economic life of the underlying asset.

The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.

The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of lease term.

Based on the criteria above, all of the Company's leases should be classified as operating leases.

Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term, while the ROU assets are also adjusted for any prepaid or accrued lease payments. The Company uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments.

The lease term is the non-cancellable period of the lease plus periods covered by an extension or termination option if it reasonably certain that the Company will exercise the option.

After lease commencement, the Company measures the lease liability at the present value of the remaining lease payments using the discount rate determined at lease commencement (as long as the discount rate hasn’t been updated as a result of a reassessment event).

The Company subsequently measures the ROU asset at the present value of the remaining lease payments, adjusted for the remaining balance of any lease incentives received, any cumulative prepaid or accrued rent if relevant and any unamortized initial direct costs. Lease expenses are recognized on a straight-line basis over the lease term. Lease terms will include options to extend or terminate the lease when it is reasonably certain that the Company will exercise or not exercise the option to renew or terminate the lease.

Variable lease payments that depend on an index or a rate

On the commencement date, the lease payments shall include variable lease payments that depend on an index or a rate (such as the Consumer Price Index or a market interest rate), initially measured using the index or rate at the commencement date.

The Company does not remeasure the lease liability for changes in future lease payments arising from changes in an index or rate unless the lease liability is remeasured for another reason. Therefore, after initial recognition, such variable lease payments are recognized in profit or loss as they are incurred.

Reclassification

Certain amounts have been reclassified in prior years balance sheets and statements of operations to conform with current period presentation.